Investment Objectives and Goals	Sep. 30, 2025
SanJac Alpha Low Duration ETF
Prospectus [Line Items]
Risk/Return [Heading]	SanJac Alpha Low Duration ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The SanJac Alpha Low Duration ETF (the “Fund”) seeks current income consistent with preservation of capital and daily liquidity.
SanJac Alpha Core Plus Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	SanJac Alpha Core Plus Bond ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The SanJac Alpha Core Plus Bond ETF (the “Fund”) seeks current income and total returns consistent with limited volatility and the preservation of capital.